Segment reporting	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment reporting
5. Segment reporting
The Group has determined the operating segments based on the reports reviewed by the Board of Directors, which is considered the Chief Operating Decision Maker (“CODM”) as defined under IFRS 8 — Operating Segments (“IFRS 8”), for the purposes of allocating resources and assessing the performance of the Group.
The Group is organized in three operating and reportable segments, based on a brand perspective, as described below:
1.Zegna segment — Includes all activities related to the ZEGNA brand, Textile and Other product lines.
2.Thom Browne segment — Includes all activities related to the Thom Browne brand.
3.Tom Ford Fashion segment — Includes all activities related to the TOM FORD FASHION business.
Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the key profit measure used by the CODM to assess performance and allocate resources to the Group’s operating segments, as well as to analyze operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT is defined as profit or loss before income taxes plus financial income, financial expenses, foreign exchange losses and the result from investments accounted for using the equity method, adjusted for income and costs which are significant in nature and that management considers not reflective of underlying operating activities, including, for one or all of the periods presented and as further described below, net impairment of leased and owned stores, severance indemnities and provisions for severance expenses, legal costs for trademark dispute, transaction costs related to acquisitions, costs related to the Business Combination, special donations for social responsibility and net income related to lease agreements.
Transactions between segments are executed on commercial terms that are normal in the respective markets and primarily relate to intersegment sales.
No measures of assets or liabilities by segment are reported to the CODM and therefore such information is not presented.
The following tables summarize selected financial information by segment for the years ended December 31, 2024, 2023 and 2022.

	For the year ended December 31, 2024
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,317,421	314,712	314,514	—	—	1,946,647
Inter-segment revenues	31,418	106	—	—	(31,524)	—
Revenues	1,348,839	314,818	314,514	—	(31,524)	1,946,647

Profit before taxes						130,608
Financial income						(26,028)
Financial expenses						51,995
Foreign exchange losses						11,338
Result from investments accounted for using the equity method						(1,061)
Operating Profit						166,852
Adjustments:
Net impairments of leased and owned stores (1)	4,150	2,957	4,089	—	—	11,196
Severance indemnities and provisions for severance expenses (2)	2,688	—	1,464	726	—	4,878
Legal costs for trademark dispute (3)	—	1,061	—	—	—	1,061
Transaction costs related to acquisitions (4)	—	—	—	33	—	33
Adjusted EBIT	187,598	27,319	(10,116)	(19,977)	(804)	184,020

Depreciation and amortization	(157,482)	(28,001)	(39,198)	(73)	—	(224,754)
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(1)Net impairment of leased and owned stores includes (i) impairment of €3,233 thousand related to property, plant and equipment, (ii) impairment of €7,905 thousand related to right-of-use assets and (iii) impairment of €58 thousand, related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(2)Relates to severance indemnities of €4,878 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(3)Relates to legal costs (net of reimbursements) of €1,061 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringed its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(4)Relates to transaction costs of €33 thousand for consultancy and legal fees related to the acquisition of the ZEGNA business in South Korea. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.

	For the year ended December 31, 2023
(€ thousands)	Zegna	Thom Browne	Tom Ford Fashion	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,290,608	378,410	235,531	—	—	1,904,549
Inter-segment revenues	31,437	1,877	13	—	(33,327)	—
Revenues	1,322,045	380,287	235,544	—	(33,327)	1,904,549

Profit before taxes						169,094
Financial income						(37,282)
Financial expenses						68,121
Foreign exchange losses						5,262
Result from investments accounted for using the equity method						2,953
Operating profit						208,148
Adjustments:
Transaction costs related to acquisitions (1)	—	263	—	5,738	—	6,001
Severance indemnities and provisions for severance expenses (2)	1,166	—	2,836	—	—	4,002
Legal costs for trademark dispute (3)	—	2,168	—	—	—	2,168
Costs related to the Business Combination (4)	1,066	98	—	976	—	2,140
Net impairment of leased and owned stores (5)	854	18	910	—	—	1,782
Special donations for social responsibility (6)	—	—	—	100	—	100
Net income related to lease agreements (7)	(4,129)	—	—	—	—	(4,129)
Adjusted EBIT	193,466	58,969	(1,741)	(30,423)	(59)	220,212

Depreciation and amortization	(139,902)	(27,214)	(26,008)	(46)	—	(193,170)
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(1)Relates to transaction costs of €6,001 thousand for consultancy and legal fees, primarily related to the TFI Acquisition and, to a lesser extent, the acquisition of the Thom Browne business in South Korea and the acquisition of a 25% interest in Norda. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(2)Relates to severance indemnities of €4,002 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(3)Relates to legal costs of €2,168 thousand in connection with defending a legal dispute initiated by adidas alleging that Thom Browne infringed its intellectual property rights. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(4)Costs related to the Business Combination of €2,140 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €2,034 thousand and “cost of sales” for €106 thousand in the consolidated statement of profit and loss.
(5)Net impairment of leased and owned stores includes (i) impairment of €915 thousand related to property, plant and equipment, (ii) impairment of €832 thousand related to right-of-use assets and (iii) impairment of €35 thousand, related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(6)Relates to a donation of €100 thousand to support initiatives related to humanitarian emergencies in Turkey. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(7)Net income related to lease agreements of €4,129 thousand relates to the derecognition of lease liabilities following a change in terms of a lease agreement in Hong Kong. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.

	For the year ended December 31, 2022
(€ thousands)	Zegna	Thom Browne	Corporate	Intercompany Eliminations	Group Consolidated
Revenues with third parties	1,162,826	330,014	—	—	1,492,840
Inter-segment revenues	13,880	877	—	(14,757)	—
Revenues	1,176,706	330,891	—	(14,757)	1,492,840

Profit before taxes					101,081
Financial income					(13,320)
Financial expenses					54,346
Foreign exchange losses					7,869
Result from investments accounted for using the equity method					(2,199)
Operating profit					147,777
Adjustments:
Legal costs for trademark dispute (1)	—	7,532	—	—	7,532
Transaction costs related to acquisitions (2)	—	—	2,289	—	2,289
Severance indemnities and provisions for severance expenses (3)	2,199	—	—	—	2,199
Costs related to the Business Combination (4)	1,101	98	938	—	2,137
Net impairment of leased and owned stores (5)	819	820	—	—	1,639
Special donations for social responsibility (6)	—	—	1,000	—	1,000
Net income related to lease agreements (7)	(6,844)	—	—	—	(6,844)
Adjusted EBIT	141,513	48,077	(31,861)	—	157,729

Depreciation and amortization	(148,747)	(23,129)	(6)	—	(171,882)
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(1)Relates to legal costs of €7,532 thousand in connection with a legal dispute between adidas and Thom Browne, primarily in relation to the use of trademarks. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(2)Relates to transaction costs of €2,289 thousand for consultancy and legal fees related to the TFI Acquisition and, to a lesser extent, the acquisition of a 25% interest in Norda. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(3)Relates to severance indemnities of €2,199 thousand. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(4)Costs related to the Business Combination of €2,137 thousand relate to the grant of equity awards to management in 2021 with vesting subject to the public listing of the Company’s shares and certain other performance and/or service conditions. This amount is recorded within “selling, general and administrative expenses” for €2,099 thousand and “cost of sales” for €38 thousand in the consolidated statement of profit and loss. For additional information please refer to Note 37 — Share-based payments.
(5)Net impairment of leased and owned stores includes (i) impairment of €2,369 thousand related to right-of-use assets, (ii) reversals of impairment of €756 thousand related to property, plant and equipment and (iii) impairment of €26 thousand related to intangible assets. These amounts are recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(6)Relates to a donation of €1,000 thousand to the United Nations High Commissioner for Refugees (UNHCR) to support initiatives related to the humanitarian emergency in Ukraine. This amount is recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss.
(7)Net income related to lease agreements recorded within “selling, general and administrative expenses” in the consolidated statement of profit and loss and include (i) proceeds of €6,500 thousand received from new tenants in order for the Group to withdraw from existing lease agreements of commercial properties and (ii) €950 thousand for reversals of previously recognized provisions in respect of a legal claim related to a lease agreement in the United States, partially offset by (iii) €606 thousand for costs related to a sublease agreement in the United States.

The following table summarizes non-current assets (other than financial instruments and deferred tax assets) by geography at December 31, 2024 and 2023.

	At December 31,
(€ thousands)	2024	2023
EMEA (1)	412,902	359,174
of which Italy	236,496	211,394
Americas (2)	797,408	743,970
of which United States	785,584	730,090
Greater China Region	117,329	113,134
Rest of APAC (3)	92,657	68,321
Total non-current assets (other than financial instruments and deferred tax assets)	1,420,296	1,284,599
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.

Non-current assets (other than financial instruments and deferred tax assets) in the Netherlands, the Company’s country of domicile, amounted to €538 thousand and €1,328 thousand at December 31, 2024 and 2023, respectively.